Debt facilities (Details) - USD ($)	1 Months Ended				6 Months Ended		12 Months Ended
	Sep. 30, 2021	Apr. 30, 2020	Sep. 30, 2019	Jul. 19, 2019	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Nov. 25, 2020
Debt facilities (Details) [Line Items]
Secured term loan facilities				$ 44,000,000.0
Maximum borrowings										$ 49,000,000.0
Principal payment					$ 49,000,000.0	$ 40,000,000.0	$ 49,000,000.0		$ 24,000,000.0
Remaining amount of commitment							$ 25,000,000.0	$ 9,000,000.0
Term loan bearing interest rate					12.00%		12.00%	12.00%
Expiration period					2 years		2 years
Debt discount					$ 1,000,000.0		$ 1,200,000	$ 1,200,000	800,000
Accrued interest					$ 35,100		$ 1,400,000		700,000
Interest rate percentage							3.00%	3.00%
Principal amount of convertible notes						9,500,000	$ 30,200,000
Convertible notes original principal amount						$ 20,700,000
Accrued interest rate percentage	8.00%
Preferred stock, description							all outstanding principal amounts and accrued but unpaid interest were automatically converted into shares of Series D-1 Preferred Stock upon the closing of the Company’s sale of the Series D Preferred Stock. The Company issued to the holders of the convertible notes a number of shares of Series D-1 Preferred Stock calculated by dividing the outstanding principal amount and accrued but unpaid interest by the conversion price of $3.77 per share, calculated at a 26% discount to the fair value of the Series D Preferred Stock (see Note 9 – Redeemable convertible preferred stock for the amount and description of Series D-1 Preferred Stock issued upon conversion of the convertible notes).	all outstanding principal amounts and accrued but unpaid interest were automatically converted into shares of Series D-1 Preferred Stock upon the closing of the Company’s sale of the Series D Preferred Stock. The Company issued to the holders of the convertible notes a number of shares of Series D-1 Preferred Stock calculated by dividing the outstanding principal amount and accrued but unpaid interest by the conversion price of $3.77 per share, calculated at a 26% discount to the fair value of the Series D Preferred Stock (see Note 10 — Redeemable convertible preferred stock for the amount and description of Series D-1 Preferred Stock issued upon conversion of the convertible notes).
Periodic payment					10 years		10 years
Useful life term					5 years		5 years
Amortized term of financing arrangement					5 years		5 years
Financing obligation including current portions					$ 800,000		$ 700,000	$ 700,000	300,000
Non-current portions					$ 3,500,000		$ 3,800,000	$ 3,800,000	4,100,000
Borrowing rate, description					The Company’s incremental borrowing rate for each of these transactions has ranged between 10.3%–16.7%.		The Company’s incremental borrowing rate for each of these transactions has ranged between 10.32%-16.68%.
Available amount on during period				$ 20,000,000.0
Additional loan facility			$ 4,000,000.0
PPP Loan [Member]
Debt facilities (Details) [Line Items]
Receiving small business loan amount		$ 3,200,000
Interest rate percentage		1.00%
Term Loan [Member]
Debt facilities (Details) [Line Items]
Principal payment									$ 24,000,000.0